Intangible Assets, Net (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 17,423		$ 17,445
Accumulated amortization	12,353		10,232
Intangible assets, net	5,070		7,213
Amortization expense	2,121		2,534		3,537
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	8,600		8,600
Accumulated amortization	4,854		3,625
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	800		800
Accumulated amortization	800		800
Useful lives	2 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	8,023	[1]	8,045	[1]
Accumulated amortization	$ 6,699		$ 5,807

[1]	Including functional currency translation adjustments related to Brazilian subsidiary.